Filed pursuant to Rule 497(a) File No. 333-232492 Rule 482ad Capital Southwest Corporation Q4 2020 Earnings Presentation June 2, 2020 5400 Lyndon B. Johnson Freeway, Suite 1300 | Dallas, Texas 75240 | 214.238.5700 | capitalsouthwest.com

Important Notices • These materials and any presentation of which they form a part are neither an offer to sell, nor a solicitation of an offer to purchase, any securities of Capital Southwest. • These materials and the presentations of which they are a part, and the summaries contained herein, do not purport to be complete and no obligation to update or otherwise revise such information is being assumed. Nothing shall be relied upon as a promise or representation as to the future performance of Capital Southwest. Such information is qualified in its entirety by reference to the more detailed discussions contained elsewhere in Capital Southwest’s public filings with the Securities and Exchange Commission. • There is no guarantee that any of the estimates, targets or projections illustrated in these materials and any presentation of which they form a part will be achieved. Any references herein to any of the Capital Southwest’s past or present investments or its past or present performance, have been provided for illustrative purposes only. It should not be assumed that these investments were or will be profitable or that any future investments by Capital Southwest will be profitable or will equal the performance of these investments. • The information contained herein has been derived from financial statements and other documents provided by the portfolio companies unless otherwise stated. • Past performance is not indicative of future results. In addition, there can be no assurance that unrealized investments will be realized at the expected multiples shown as actual realized returns will depend on, among other factors, future operating results of each of Capital Southwest’s current portfolio companies, the value of the assets and economic conditions at the time of disposition, any related transaction costs, and the timing and manner of sale, all of which may differ from the assumptions on which Capital Southwest’s expected returns are based. In many instances, Capital Southwest will not determine the timing or manner of sale of its portfolio companies. Page 2

Forward-Looking Statements • This presentation contains forward-looking statements relating to, among other things, the business, market conditions, financial condition and results of operations of Capital Southwest, the anticipated investment strategies and investments of Capital Southwest, and future market demand. Any statements that are not statements of historical fact are forward-looking statements. Forward-looking statements are often, but not always, preceded by, followed by, or include words such as "believe," "expect," "intend," "plan," "should" or similar words, phrases or expressions or the negative thereof. These statements are made on the basis of the current beliefs, expectations and assumptions of the management of Capital Southwest and speak only as of the date of this presentation. There are a number of risks and uncertainties that could cause Capital Southwest’s actual results to differ materially from the forward-looking statements included in this presentation. • These risks include: risks related to changes in the markets in which Capital Southwest invests; changes in the financial and lending markets; regulatory changes; tax treatment and general economic and business conditions; and uncertainties associated with the impact from the COVID-19 pandemic, including its impact on the global and U.S. capital markets and the global and U.S. economy, the length and duration of the COVID-19 outbreak in the United States as well as worldwide and the magnitude of the economic impact of that outbreak; the effect of the COVID-19 pandemic on our business prospects and the operational and financial performance of our portfolio companies, including our and their ability to achieve their respective objectives, and the effects of the disruptions caused by the COVID-19 pandemic on our ability to continue to effectively manage our business. • For a further discussion of some of the risks and uncertainties applicable to Capital Southwest and its business, see Capital Southwest’s Annual Report on Form 10-K for the fiscal year ended March 31, 2020 and its subsequent filings with the Securities and Exchange Commission. Other unknown or unpredictable factors could also have a material adverse effect on Capital Southwest’s actual future results, performance, or financial condition. As a result of the foregoing, readers are cautioned not to place undue reliance on these forward- looking statements. Capital Southwest does not assume any obligation to revise or to update these forward- looking statements, whether as a result of new information, subsequent events or circumstances, or otherwise, except as may be required by law. Page 3

Conference Call Participants Bowen S. Diehl President and Chief Executive Officer Michael S. Sarner Chief Financial Officer Chris Rehberger VP Finance / Treasurer Page 4

CSWC Company Overview CSWC is a middle-market lending firm focused on supporting the acquisition and growth of middle-market companies across the capital structure • CSWC was formed in 1961, and elected to be regulated as a BDC in 1988 • Publicly-traded on Nasdaq: Common Stock (“CSWC”) and December 2022 Notes (“CSWCL”) • Internally Managed BDC with RIC tax treatment for U.S. federal income tax purposes • December 2014: announced intent to spin-off industrial growth company (“CSW Industrials”; Nasdaq: "CSWI") tax free • January 2015: launched credit investment strategy • September 2015: completed tax free spin off of CSWI ("Spin Off") • 22 employees based in Dallas, Texas • Total Balance Sheet Assets of $585MM as of March 31, 2020 • Manage I-45 Senior Loan Fund (“I-45 SLF”) in partnership with Main Street Capital (NYSE: “MAIN”) Page 5

Key Attributes that Prepare CSWC for Tough Environment • 90% of CSWC Credit Portfolio invested in First Lien Senior Secured Debt ◦ Additionally, 97% of I-45 Portfolio invested in First Lien Senior Secured Debt • Completed successful sale of Media Recovery in November 2019, reducing balance sheet equity exposure from 19% to 8% • Floating rate credit investments all have LIBOR floors of 1.0% - 2.0%, with a weighted average of 1.4% across the portfolio ◦ CSWC Revolving Credit Facility does not have a LIBOR floor, decreasing our cost of debt as LIBOR decreases • Given that 84% of our credit portfolio is invested in the Lower Middle Market, many portfolio companies were eligible for the Payment Protection Plan ("PPP") ◦ Approximately $90MM of "PPP" funding has been applied for and received by 24 of our portfolio companies • During Fiscal Year 2020, we increased our Revolving Credit Facility from $270MM to $325MM ◦ Approximately $170MM available on the credit facility as of 3/31/20 ◦ $15.2MM total unfunded commitments to our portfolio companies as of 3/31/20, with only approximately $7.5MM accessible to our portfolio companies based on compliance with drawing conditions • Completed $75MM Unsecured Bond Offering in September 2020, allowing us to end Fiscal Year 2020 with 50% of our liabilities in unsecured debt Page 6

Fiscal Year 2020 Highlights Financial Highlights • Investments at Fair Value of $553.1MM compared to $524.1MM in Prior Year, an increase of 6% ◦ Originated $195.1MM in total commitments in 19 portfolio companies ◦ Credit Portfolio increased by $106.6MM compared to prior year ◦ Exited five companies for $99.6MM in proceeds, generating a weighted average IRR of 11.6% ▪ Exited Media Recovery, Inc. for net proceeds of $48.4MM, generating an IRR of 11.8% ▪ Since Spin Off, Cumulative IRR of 16.4% on 31 Portfolio Exits Generating $287.1MM in total proceeds • Total Investment Revenue of $62.0MM compared to $51.9MM in Prior Year, an increase of 20% • Strengthened Balance Sheet Through Variety of Capital Raising Activities ◦ Raised $75.0MM in aggregate principal through 5.375% October 2024 Notes ◦ Raised $26.2MM in net proceeds through Equity ATM Program ◦ Upsized the CSWC Revolving Credit Facility to $325MM from $270MM • Operating Leverage(1) decreased to 2.4% as of 3/31/20 from 2.8% as of 3/31/19 • Total Dividends of $2.75 per share compared to $2.27 per share in Prior Year, an increase of 21% (1) Operating Leverage calculated as Quarterly Annualized Operating Expenses excluding Interest Expense divided by Average Total Assets Page 7

Q4 2020 Highlights Financial Highlights • Q4 2020 Pre-Tax Net Investment Income (“NII”) of $7.4MM or $0.40 Per Share • Paid $0.41 Per Share in Regular Dividends, Plus $0.10 Per Share Supplemental Dividend ◦ Total Dividends for the quarter of $0.51 per share ◦ UTI Balance at quarter end of $1.44 per share • Net Asset Value decreased to $15.13 from $16.74 in Prior Quarter • Investment Portfolio at Fair Value decreased to $553.1MM from $558.6MM in Prior Quarter • Received $2.1MM Dividend from I-45 SLF, an Annualized Yield of 21.4% at Fair Value • Continued Opportunistic Capital Market Activities ◦ Raised $3.7MM in gross proceeds through Equity ATM Program, resulting in $0.04 of accretion for the quarter ▪ Shares sold at average price of $20.61, or 123% of the prevailing NAV per share ◦ Repurchased $9.2MM worth of shares through Share Buyback Program, resulting in $0.23 of accretion for the quarter ▪ Shares bought at average price of $11.57, or 69% of the prevailing NAV per share • $167.6MM Available on Credit Facility as of Quarter End, inclusive of $30MM upsize in March 2020 Page 8

Track Record of Increasing Dividends Continues • In the Last Twelve Months Ending 3/31/20, CSWC Generated $1.68 Per Share in Pre-Tax NII and Paid Out $1.60 Per Share in Regular Dividends • Cumulative Pre-Tax NII Regular Dividend Coverage of 107% since the 2015 spin-off • Announced Supplemental Dividend Program in June 2018 ◦ Expect to pay $0.10 per share Supplemental Dividend per quarter going forward, subject to Board approval ◦ Fiscal Year End 2020 UTI Balance of $1.44 per share $1.4 24.0% $1.25 $1.2 e 19.7% r a $1.0 h $0.89 S r e $0.8 P 17.9% 9.1% 9.4% 9.2% d 10.6% 9.3% 9.6% n $0.6 e $0.48 $0.49 $0.50 $0.51 $0.51 $0.51 d $0.45 $0.44 $0.46 i 6.3% 6.6% v 5.6% $0.10 $0.10 $0.10 $0.10 $0.10 $0.10 i $0.10 $0.4 5.2% $0.10 $0.10 D 4.2% $0.26 $0.28 $0.10 3.0% $0.21 $0.24 1.2% 1.8% $0.17 $0.2 $0.11 $0.34 $0.36 $0.38 $0.39 $0.40 $0.40 $0.41 $0.41 $0.41 $0.04 $0.06 $0.21 $0.24 $0.26 $0.28 $0.29 $0.11 $0.17 $0.19 $0.0 $0.04 $0.06 1/16 0/16 0/16 1/16 1/17 0/17 0/17 1/17 1/18 0/18 0/18 1/18 1/19 0/19 0/19 1/19 1/20 0/20 0/20 3/3 6/3 9/3 12/3 3/3 6/3 9/3 12/3 3/3 6/3 9/3 12/3 3/3 6/3 9/3 12/3 3/3 6/3 9/3 Regular Dividend Per Share Supplemental Dividend Per Share Special Dividend Per Share Dividend Yield – Quarterly Annualized Total Dividend / CSWC Share Price at Qtr. End Page 9

History of Value Creation Total Value (Net Asset Value + Cumulative Dividends Paid) Increase of $4.29 at 3/31/20 from 9/30/15 Spin-off of CSWI $23.38 $24 $22.71 $23.16 $23.07 $21.58 $21.99 $22.04 $21.97 $20.90 $21 $19.54 $19.98 $3.15 $4.09 $4.58 $5.08 $19.00 $1.82 $2.71 $3.61 $6.33 $18.63 $1.54 $17.95 $18.26 $1.28 $6.84 $18 $17.68 $17.22 $17.38 $17.49 $0.38 $0.83 $1.04 $0.04 $0.10 $0.21 $15 $12 $19.08 $9 $17.88 $17.96 $18.26 $18.44 $18.87 $18.84 $18.43 $18.62 $18.58 $18.30 $17.68 $17.22 $17.34 $17.39 $17.74 $17.80 $16.74 $15.13 $6 $3 $0 /15 /15 /16 /16 /16 /16 /17 /17 /17 /17 /18 /18 /18 /18 /19 /19 /19 /19 /20 9/30 12/31 3/31 6/30 9/30 12/31 3/31 6/30 9/30 12/31 3/31 6/30 9/30 12/31 3/31 6/30 9/30 12/31 3/31 Net Asset Value Per Share Cumulative Dividends Paid Per Share Page 10

Two Pronged Investment Strategy CORE: Lower Middle Market (“LMM”): CSWC led or Club Deals • Companies with EBITDA between $3 MM and $15 MM • Typical leverage of 2.0x – 4.0x Debt to EBITDA through CSWC debt position • Commitment size up to $25 MM with hold sizes generally $10 MM to $20 MM • Both Sponsored and Non-sponsored deals • Securities include first lien, unitranche, second lien and subordinated debt • Frequently make equity co-investments alongside CSWC debt OPPORTUNISTIC: Upper Middle Market (“UMM”): Syndicated or Club, First and Second Lien • Companies typically have in excess of $50 MM in EBITDA • Typical leverage of 3.0x – 5.5x Debt to EBITDA through CSWC debt position • Hold sizes generally $5 MM to $15 MM • Floating rate first and second lien debt securities • More liquid assets relative to Lower Middle Market investments • Provides flexibility to invest/divest opportunistically based on market conditions and liquidity position Page 11

CSWC Credit Portfolio Heavily Weighted Towards LMM and First Lien Investments LMM and First Lien Investments have increased to 84% and 90% of the Credit Portfolio as of 3/31/20, respectively Robust LMM Credit Portfolio Growth Credit Portfolio Heavily Weighted to First Lien 600.0 600.0 500.0 500.0 $474.3 $474.3 $456.1 $456.1 16% $387.1 19% 400.0 $381.7 400.0 $381.7$387.1 $367.7 $367.7 $350.7 $350.7 ) $336.7 ) $336.7 s 24% s 24% n 22% n o o i i l 23% l l l i 300.0 i 300.0 $272.1 $272.1 M 26% M 90% ( ( 90% $ $239.1 $ $239.1 87% 87% $226.5 27% 84% $226.5 86% 81% 86% 200.0 $187.3 28% 200.0 $187.3 85% $181.7 31% 76% $181.7 76% 86% 78% 82% 45% 77% 79% 51% 74% 73% 73% 69% 100.0 72% 100.0 69% 55% 49% 22% 17% 13% 10% 7% 9% 10% 10% 9% 9% 8% 8% 0.0 0.0 9% 10% 8% 8% 7% 6% 4% 4% 4% 4% 2% 2% 17 17 17 18 18 18 18 19 19 19 19 20 17 17 17 18 18 18 18 19 19 19 19 20 20 20 20 20 20 20 20 20 20 20 20 20 20 20 20 20 20 20 20 20 20 20 20 20 0/ 0/ 1/ 1/ 0/ 0/ 1/ 1/ 0/ 0/ 1/ 1/ 0/ 0/ 1/ 1/ 0/ 0/ 1/ 1/ 0/ 0/ 1/ 1/ /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 6 9 12 3 6 9 12 3 6 9 12 3 6 9 12 3 6 9 12 3 6 9 12 3 LMM UMM First Lien Second Lien Sub-Debt Page 12

CSWC Originations and Prepayments - Q4 2020 $38.1MM in New Committed Investments During the Quarter ($32.8MM funded at close) at a Weighted Average Debt YTM of 9.6% Portfolio Originations Q4 2020 Total Debt Total Equity Unfunded Funded at Close Funded at Close Commitments at Debt Spread Debt Yield to Name Industry Type Market ($000s) ($000s) Close ($000s) over LIBOR Maturity AAC Holdings - Priming Healthcare Services Priming 1st Lien UMM $563 $0 $0 13.50% 16.75% ESCP DTFS Industrial Services 1st Lien / DDTL LMM $10,700 $0 $5,250 7.50% 9.90% Media, Marketing, & Clickbooth Entertainment 1st Lien LMM $3,576 $0 $0 8.50% 10.24% USA Debusk Industrial Services 1st Lien UMM $8,000 $0 $0 5.75% 7.78% GS Operating d/b/a Gexpro Distribution 1st Lien LMM $8,000 $0 $0 6.50% 9.03% Blaschak Commodities & Mining 2nd Lien LMM $2,000 $0 $0 12.00% 13.77% Total / Weighted Average $32,839 $0 $5,250 7.32% 9.56% Portfolio Prepayments Q4 2020 Realized Gain/Loss Name Industry Type Market Net Proceeds ($000) ($000s) IRR Digital River Software & IT Services 1st Lien UMM $12,630 $(27) 8.26% Total / Weighted Average $12,630 $(27) 8.26% Note: Market refers to Upper Middle Market (“UMM”) and Lower Middle Market (“LMM”) Page 13

CSWC Portfolio Asset Mix by Market

Maintaining Conservative Portfolio Leverage While Receiving Attractive Risk Adjusted Returns

Investment Portfolio - Statistics Q4 2020		
(In Thousands)	**Lower Middle Market [1]**	**Upper Middle Market**
Number of Portfolio Companies	34	11
Total Cost	$435,015	$96,172
Total Fair Value	$437,142	$76,170
Average Hold Size (at Cost)	$12,795	$8,743
% First Lien Investments (at Cost)	84.1%	84.5%
% Second Lien Investments (at Cost)	5.4%	15.5%
% Subordinated Debt Investments (at Cost)	2.3%	0.0%
% Equity (at Cost)	8.2%	0.0%
Wtd. Avg. Yield [2][3]	11.2%	6.6%
Wtd. Avg. EBITDA of Issuer ($MM's) [3]	$8.3	$74.1
Wtd. Avg. Leverage through CSWC Security [3] [4]	3.7x	4.2x

Note: All metrics above exclude the I-45 Senior Loan Fund

(1) At March 31, 2020, we had equity ownership in approximately 64.7% of our LMM investments

(2) The weighted-average annual effective yields were computed using the effective interest rates during the quarter for all debt investments at cost as of March 31, 2020, including accretion of original issue discount but excluding fees payable upon repayment of the debt instruments. As of March 31, 2020, there were four investments on non-accrual status. Weighted-average annual effective yield is not a return to shareholders and is higher than what an investor in shares in our common stock will realize on its investment because it does not reflect our expenses or any sales load paid by an investor

(3) Weighted average EBITDA metric is calculated using investment cost basis weighting. For the quarter ended March 31, 2020, two UMM portfolio companies are excluded from this calculation due to a reported debt to adjusted EBITDA ratio that was not meaningful

(4) Includes CSWC debt investments only. Calculated as the amount of each portfolio company's debt (including CSWC's position and debt senior or pari passu to CSWC's position, but excluding debt subordinated to CSWC's position) in the capital structure divided by each portfolio company's adjusted EBITDA. Weighted average leverage is calculated using investment cost basis weighting. Management uses this metric as a guide to evaluate relative risk of its position in each portfolio debt investment. For the quarter ended March 31, 2020, two UMM portfolio companies are excluded from this calculation due to reporting a debt to adjusted EBITDA ratio that was not meaningful

CSWC capital southwest

Page 14

Quarter-over-Quarter Investment Rating Migration Investment Rating Downgrades During the Quarter Largely the Result of Anticipated Covid-19 Impact on Portfolio Companies Investment Rating Investment Rating Investment Rating 12/31/2019 Upgrades Downgrades 3/31/2020 Fair % of Fair % of Fair % of Fair % of # of Value Portfolio # of Value Portfolio # of Value Portfolio # of Value Portfolio Loans ($MM) (FV) Loans ($MM) (FV) Loans ($MM) (FV) Loans ($MM) (FV) 1 3 $49.1 10.8% 1 $12.0 2.5% — $— — 3 $53.5 11.3% 2 38 $384.5 84.3% — $— — 1 $11.4 2.4% 34 $347.1 73.2% 3 4 $16.6 3.6% — $— — 6 $53.9 11.4% 9 $59.3 12.5% 4 1 $5.9 1.3% — $— — 2 $9.1 1.9% 3 $14.5 3.0% Wtd. Avg. 2.0 2.1 Investment Rating Page 15

CSWC Portfolio Mix as of 3/31/20 at Fair Value Current Investment Portfolio of $553.1MM Continues to be Diverse Across Industries Current Investment Portfolio (By Type) Current Investment Portfolio (By Industry) Energy Services (Midstream): 2% Environmental Services: 2% Technology Products Commodities & Senior Subordinated Debt: & Components: 3% 2% Mining: 2% Equity: 7% Consumer Services: 4% Second Lien: Business Services: 7% 17% Transportation & Logistics: 4% I-45 SLF LLC (97% first lien): 7% Consumer Products and Retail: 4% Media, Marketing, & Entertainment: 10% Food, Agriculture & Beverage: 5% Healthcare Products: 5% First Lien: Healthcare 77% Services: 9% Financial Services: 5% Multi-Sector Distribution: Holdings (I-45): 6% 7% Software & IT Industrial Services: 6% Services: 6% Page 16

I-45 Portfolio Overview I-45 Loan Portfolio of $170.9MM is 97% First Lien with Average Hold Size of 2.3% of the I-45 Portfolio Current I-45 Portfolio (By Type) Current I-45 Portfolio (By Industry) 3% Telecommunications Telecommunications 23% 15% 97% 10% Consumer ProductsRetail & Retail Aerospace & Defense 10% 14% Capital Equipment Software & IT Healthcare Services First Lien Second Lien Services Services: Consumer I-45 Portfolio Statistics (In Thousands) 6/30/19 9/30/19 12/31/19 3/31/20 Total Debt Investments at Fair Value $234,700 $214,762 $206,208 $170,860 Number of Issuers 50 46 46 43 Wtd. Avg. Issuer EBITDA $70,807 $69,270 $64,968 $65,098 Avg. Investment Size as a % of Portfolio 2.0% 2.2% 2.2% 2.3% Wtd. Avg. Net Leverage on Investments (1) 3.9x 4.3x 4.5x 4.6x Wtd. Avg. Spread to LIBOR 6.4% 6.4% 6.3% 6.3% Wtd. Avg. Duration (Yrs) 4.0 3.9 3.8 3.5 (1) Through I-45 Security Page 17

Income Statement Quarter Ended Quarter Ended Quarter Ended Quarter Ended (In Thousands, except per share amounts) 6/30/19 9/30/19 12/31/19 3/31/20 Investment Income Interest Income $11,346 $11,237 $11,685 $12,650 Dividend Income 4,019 3,587 2,688 2,149 Fees and Other Income 434 394 1,611 239 Total Investment Income $15,799 $15,218 $15,984 $15,038 Expenses Cash Compensation $2,021 $1,708 $2,034 $1,547 Share Based Compensation 837 685 690 641 General & Administrative 1,451 1,728 1,243 1,324 Total Expenses (excluding Interest) $4,309 $4,121 $3,967 $3,512 Interest Expense $3,806 $3,716 $4,142 $4,172 Pre-Tax Net Investment Income $7,684 $7,381 $7,875 $7,354 Taxes and Gain / (Loss) Income Tax Benefit (Expense) $(324) $(566) $(761) $(411) Net realized gain (loss) on investments 1,217 283 40,818 (87) Net increase (decrease) in unrealized appreciation of investments (1,864) (4,369) (54,765) (31,816) Net increase (decrease) in net assets resulting from operations $6,713 $2,729 $(6,833) $(24,960) Weighted Average Diluted Shares Outstanding 17,536 17,770 18,100 18,595 Pre-Tax Net Investment Income Per Dil. Wtd. Average Share $0.44 $0.42 $0.44 $0.40 Page 18

Operating Leverage Improves Continue to Realize Operating Efficiencies of Internally-Managed Structure Migrating to a Target Operating Leverage of sub-2.5% s 4.9% 5% t $599 e $585 $585 s $600 $564 s $552 A g v A ) 4.2% f M o M $417% $ ( 4% s s a t $400 3.7% e s s $326 e s s A n l $284 e a p t x o 3.1% E T 3.0% 2.9% 3% g n $200 i 2.7% t a r e 2.4% p O $0 2% FY 16 FY 17 FY 18 FY19 Q1 FY20 Q2 FY20 Q3 FY20 Q4 FY20 Period Ending (1) Total Assets Operating Expenses as % of Average Total Assets Note: FY16 includes only the quarters after the 2015 spin-off. Q1 2020, Q2 2020, Q3 2020, and Q4 2020 are quarterly annualized (1) Operating Expenses exclude Interest Expense Page 19

NAV per Share Bridge since Quarter Ended 12/31/2019 $ 20 $ 19 $ 18 $ 17 $ 16 $ 16 $ .7 15 4 $ $0 14 . 40 $ 13 $ 12 $ (0 .4 1) 12/31/2019 NAV/Share Net Investment Income / $ (0 .1 0) Pre-Tax NII Dividends $ (0 .3 Regular Dividend 4) $ Supplemental Dividend (1 .0 3) Investment Portfolio Net Change in UMM Portfolio $ (0 .2 9) Net Change in I-45 Portfolio $ (0 .1 2 ) $ 0. Net Change in LMM Equity Portfolio 04 $ 0. Net Change in LMM Debt Portfolio 23 Equity Issuance, Buybacks, and Other $ 0. Accretion from Equity Issuance 01 $1 5. Accretion from Share Buybacks 13 Other Corporate 3/31/20 NAV/Share Page 20

Significant Unused Debt Capacity with Long-Term Duration

Earliest Debt Maturity Occurs in December 2022

Facility	Total Commitments	Interest Rate	Maturity	Principal Drawn	Undrawn Commitment
Credit Facility[(1)]	$325.0 MM	L + 2.50% subject to certain conditions	December 2023	$154.0 MM	$167.6 MM[(2)]
December 2022 Notes (NASDAQ: "CSWCL")[(3)]	$77.1 MM	5.950%	December 2022	$77.1 MM	N/A
October 2024 Notes[(4)]	$75.0 MM	5.375%	October 2024	$75.0 MM	N/A
I-45 Credit Facility[(5)]	$165.0 MM	L + 2.25%	November 2024	$125.0 MM	$40.0 MM

Long-Term Debt Obligations (Calendar Year)



Principal Payments ($MM)
$250
$200
$150
$100
$50
$0
$77.1
$77.1
$154.0
$154.0
$200.0
$125.0
$75.0
CY2020
CY2021
CY2022
CY2023
CY2024
Credit Facility
December 2022 Notes
October 2024 Notes
I-45 Credit Facility

(1) The Credit Facility has an accordion feature that allows for an increase in total commitments up to $350 MM. Principal Drawn is based upon outstanding balances as of 03/31/2020
(2) Net of $3.4 MM in letters of credit outstanding
(3) Redeemable in whole or in part at CSWC's option at any time. Principal drawn is based upon outstanding balances as of 03/31/2020
(4) Redeemable in whole or in part at any time prior to July 1, 2024, at par plus a "make whole" premium, and thereafter at par. Principal drawn is based upon outstanding balances as of 3/31/20
(5) CSWC owns 80% of the equity and 50% of the voting rights of I-45 SLF LLC with a joint venture partner. Subsequent to quarter end, I-45 reduced its Credit Facility commitments to $150 MM through an optional prepayment

CSWC capital southwest
Page 21

Balance Sheet Quarter Ended Quarter Ended Quarter Ended Quarter Ended (In Thousands, except per share amounts) 6/30/19 9/30/19 12/31/19 3/31/20 Assets Portfolio Investments $533,491 $538,876 $558,552 $553,072 Cash & Cash Equivalents 11,969 30,019 22,966 13,744 Deferred Tax Asset 1,672 1,628 1,336 1,402 Other Assets 17,044 14,510 16,494 16,741 Total Assets $564,176 $585,033 $599,348 $584,959 Liabilities December 2022 Notes(1) $75,440 $75,564 $75,688 $75,812 October 2024 Notes(1) — 63,585 73,393 73,484 Credit Facility 151,000 108,000 124,000 154,000 Other Liabilities 8,922 9,785 14,411 9,441 Total Liabilities $235,362 $256,934 $287,492 $312,737 Shareholders Equity Net Asset Value $328,814 $328,099 $311,856 $272,222 NAV per Share(2) $18.58 $18.30 $16.74 $15.13 Debt to Equity 0.69x 0.75x 0.88x 1.11x (1) Net of unamortized debt issuance costs (2) NAV per Share includes the impact of $1.15 per share in supplemental/special dividends paid over the last 12 months Page 22

Portfolio Statistics Continuing to Build a Well Performing Credit Portfolio Quarter Ended Quarter Ended Quarter Ended Quarter Ended (In Thousands) 6/30/19 9/30/19 12/31/19 3/31/20 Portfolio Statistics Fair Value of Debt Investments $381,704 $387,168 $456,095 $474,333 Average Debt Investment Hold Size $10,906 $11,062 $11,695 $11,569 Fair Value of Debt Investments as a % of Par 97% 96% 95% 94% % of Investment Portfolio on Non-Accrual (at Fair Value) 1.5% 2.6% 3.3% 3.3% Weighted Average Investment Rating(1) 1.9 2.0 2.0 2.1 Weighted Average Yield on Debt Investments 11.73% 11.02% 11.26% 10.50% Total Fair Value of Portfolio Investments $533,491 $538,876 $558,552 $553,072 Weighted Average Yield on all Portfolio Investments(2) 11.73% 11.10% 10.69% 10.63% Investment (Mix Debt vs. Equity)(3) (4) 81% / 19% 81% / 19% 91% / 9% 92% / 8% (1) Weighted Average Investment Rating is calculated at cost. CSWC utilizes an internal 1 - 4 investment rating system in which 1 represents material outperformance and 4 represents material underperformance. All new investments are initially set to 2 (2) Includes dividends from Media Recovery, Inc. and I-45 Senior Loan Fund (3) Excludes CSWC equity investment in I-45 Senior Loan Fund (4) At Fair Value Page 23

Investment Income Detail Constructing a Portfolio of Investments with Recurring Cash Yield • Non-Cash and Non-Recurring investment income remain a minor portion of Total Investment Income Quarter Ended Quarter Ended Quarter Ended Quarter Ended (In Thousands) 6/30/19 9/30/19 12/31/19 3/31/20 Investment Income Breakdown Cash Interest $10,526 $10,573 $10,430 $11,421 Cash Dividends 3,959 3,576 2,703 2,150 PIK Income 424 191 801 741 Amortization of purchase discounts and fees 472 496 460 511 Management/Admin Fees 211 246 199 177 Prepayment Fees & Other Income 207 136 1,391 38 Total Investment Income $15,799 $15,218 $15,984 $15,038 Key Metrics Cash Income as a % of Investment Income 94% 95% 92% 92% % of Total Investment Income that is Recurring (1) 96% 98% 88% 98% (1) Non-Recurring income principally made up of loan prepayment and amendment fees Page 24

Key Financial Metrics Strong Pre-Tax Net Investment Income and Regular Dividend Growth Driven by Net Portfolio Growth and Investment Performance Quarter Ended Quarter Ended Quarter Ended Quarter Ended 6/30/2019 9/30/19 12/31/19 3/31/20 Key Financial Metrics Pre-Tax Net Investment Income Per Wtd Avg Diluted Share $0.44 $0.42 $0.44 $0.40 Pre-Tax Net Investment Income Return on Equity (ROE)(1) 9.41% 8.94% 9.51% 9.45% Realized Earnings Per Wtd Avg Diluted Share $0.49 $0.40 $2.65 $0.37 Realized Earnings Return on Equity (ROE)(1) 10.51% 8.60% 57.88% 8.81% Earnings Per Wtd Avg Diluted Share $0.38 $0.15 $(0.38) $(1.34) Total Earnings Return on Equity (ROE)(1) 8.22% 3.31% (8.25)% (32.07)% Regular Dividends per Share $0.39 $0.40 $0.40 $0.41 Supplemental Dividends per Share $0.10 $0.10 $0.85 $0.10 Total Dividends per Share $0.49 $0.50 $1.25 $0.51 Dividend Yield (2) 9.36% 9.17% 24.03% 17.86% (1) Return on Equity is calculated as the quarterly annualized Pre-Tax NII, Realized Earnings, or Total Earnings, respectively, divided by equity at the end of the prior quarter (2) Dividend Yield is calculated as the quarterly annualized Total Dividend divided by share price at quarter end Page 25

Interest Rate Sensitivity Fixed vs. Floating Portfolio Exposure (1) 3% 97% Fixed Floating Change in Base Interest Illustrative Annual Illustrative Annual NII Rates NII Change ($'s) Change (Per Share) (100 bps) $399,773 $0.02 (75 bps) $(136,284) $(0.01) (50 bps) $(664,404) $(0.04) (25 bps) $(426,517) $(0.02) 25 bps $509,747 $0.03 50 bps $1,061,495 $0.06 75 bps $1,887,616 $0.10 100 bps $2,780,167 $0.15 (1) Portfolio Exposure includes I-45 assets pro rata as a % of CSWC’s equity investment in the fund Note: Illustrative change in annual NII is based on a projection of CSWC’s existing debt investments as of 3/31/20, adjusted only for changes in Base Interest Rate. Base Interest Rate used in this analysis is 3-Month LIBOR of 1.45% at 3/31/20. The results of this analysis include the I-45 Senior Loan Fund, which is comprised of 100% floating rate assets and liabilities Page 26

Corporate Information

Board of Directors
Inside Directors
Bowen S. Diehl
Independent Directors
David R. Brooks
Christine S. Battist
T. Duane Morgan
Jack D. Furst
William R. Thomas

Corporate Offices & Website
5400 Lyndon B. Johnson Freeway
13th Floor
Dallas, TX 75240
http://www.capitalsouthwest.com

Senior Management
Bowen S. Diehl
President & Chief Executive Officer
Michael S. Sarner
Chief Financial Officer, Secretary & Treasurer

Investor Relations
Michael S. Sarner
Capital Southwest
214-884-3829
msarner@capitalsouthwest.com

Securities Listing
Nasdaq: "CSWC" (Common Stock)
Nasdaq: "CSWCL" (December 2022 Notes)

Fiscal Year End
March 31

Independent Auditor
RSM US Chicago, IL

Corporate Counsel
Eversheds Sutherland (US) LLP

Transfer Agent
American Stock Transfer & Trust Company, LLC
800-937-5449
www.amstock.com

Industry Analyst Coverage

Firm	Analyst	Contact Information
National Securities	Bryce Rowe	Direct: 212-417-8211
Ladenburg Thalmann	Mickey M. Schleien, CFA	Direct: 305-572-4131
Janney Montgomery Scott, LLC	Mitchel Penn, CFA	Direct: 410-583-5976
JMP Securities	Christopher York	Direct: 415-835-8965
B. Riley FBR	Tim Hayes	Direct: 703-312-1819
Jefferies	Kyle Joseph	Direct: 510-418-0754
Raymond James	Robert Dodd	Direct: 901-579-4560

CSWC capital southwest
Page 27